Long-Term Borrowings (Tables)	1 Months Ended	3 Months Ended
	Jan. 31, 2014	Mar. 31, 2014
Long-Term Borrowings [Abstract]
Schedule Of Outstanding Long-Term Borrowings

	March 31, 2014			December 31, 2013
	CIT Group Inc.	Subsidiaries	Total	Total

Senior Unsecured Notes(1)	$ 13,531.8	$ 0.5	$ 13,532.3	$ 12,531.6
Secured Borrowings	-	5,976.5	5,976.5	5,952.9
Total Long-term Borrowings	$ 13,531.8	$ 5,977.0	$ 19,508.8	$ 18,484.5

(1)	Senior Unsecured Notes at March 31, 2014 were comprised of $8,243.1 million of Unsecured Notes, $5,250.0 million of Series C Notes and $39.2 million of other unsecured debt.
(2)	In April 2014, the Company sold the student loan business and the debt secured by the loans was extinguished.

Schedule Of Senior Unsecured Notes

Senior Unsecured Notes (dollars in millions)

Maturity Date	Rate (%)	Date of Issuance	Par Value
April 2014*	5.250%	March 2011	$ 1,300.0
February 2015*	4.750%	February 2012	1,500.0
May 2017	5.000%	May 2012	1,250.0
August 2017	4.250%	August 2012	1,750.0
March 2018	5.250%	March 2012	1,500.0
April 2018*	6.625%	March 2011	700.0
February 2019*	5.500%	February 2012	1,750.0
February 2019	3.875%	February 2014	1,000.0
May 2020	5.375%	May 2012	750.0
August 2022	5.000%	August 2012	1,250.0
August 2023	5.000%	August 2013	750.0
Weighted average and total	5.01%		$ 13,500.0

* Series C Unsecured Notes

Schedule Of Secured Borrowings And Pledged Assets

Secured Borrowings and Pledged Assets Summary (1) (2) (dollars in millions)

	March 31, 2014		December 31, 2013
	Secured Borrowing	Pledged Assets	Secured Borrowing	Pledged Assets
Rail(3)	$ 1,296.3	$ 1,776.9	$ 931.0	$ 1,163.1
Aerospace(3)	2,288.4	4,010.3	2,366.1	4,126.7
International Finance	604.2	777.3	583.5	748.1
Subtotal - Transportation & International Finance	4,188.9	6,564.5	3,880.6	6,037.9
Corporate Finance	227.8	259.7	320.2	447.4
Commercial Services	334.7	1,748.9	334.7	1,453.2
Equipment Finance	1,044.3	1,328.1	1,227.3	1,499.7
Subtotal - North American Commercial Finance	1,606.8	3,336.7	1,882.2	3,400.3
Small Business Loans - Non Strategic Portfolios	180.8	209.2	190.1	220.1
Total	$ 5,976.5	$ 10,110.4	$ 5,952.9	$ 9,658.3

(1)   As part of our liquidity management strategy, we pledge assets to secure financing transactions (which include securitizations), borrowings from the FHLB and FRB, and for other purposes as required or permitted by law.

(2)   At March 31, 2014 we had pledged assets of $15.6 billion (including collateral for the FRB discount window and assets of the discontinued operation, amounts of which are not in the table above), which included $9.3 billion of loans (including amounts held for sale), $5.3 billion of operating lease assets, $0.9 billion of cash and $0.1 billion of investment securities.

(3)   At March 31, 2014 the GSI TRS related borrowings and pledged assets, respectively, of $963.6 million and $1.96 billion were included in Transportation & International Finance.  Not included in the table were $783.2 million and $879.8 million in discontinued operation borrowings and assets respectively.  The GSI TRS is described in Note 6 - Derivative Financial Instruments.